Subsidiaries - Additional Information (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
	Nov. 20, 2018	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of subsidiaries [line items]
Capital injection			¥ 72		¥ 404
Non-controlling interests		¥ 13,223	13,212	[1]
Xiamen Airlines Culture and Media Co., Ltd [member]
Disclosure of subsidiaries [line items]
Profit (loss) from the acquisition date to year end					1
Revenue from the acquisition date to year end					7
Consolidated revenue increase if acquisition had occurred at beginning of year					44
Consolidated profit increase if acquisition had occurred at beginning of year					2
Non-controlling interests		¥ 9,003	¥ 9,035
China Southern West Australian Flying College Proprietary Limited [member]
Disclosure of subsidiaries [line items]
Capital injection	¥ 63
Proportion of ownership interest held by the Company	48.12%		84.30%
Profit (loss) from the acquisition date to year end			¥ (5)
Consolidated profit decrease if acquisition had occurred at beginning of year			60
Consolidated revenue increase if acquisition had occurred at beginning of year			¥ 0
Zhuhai Xiang Yi Aviation Technology Company Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest held by the Company		100.00%
Profit (loss) from the acquisition date to year end					15
Revenue from the acquisition date to year end					196
Consolidated revenue increase if acquisition had occurred at beginning of year					424
Consolidated profit increase if acquisition had occurred at beginning of year					¥ 53
Shenyang Northern Aircraft Maintenance Co Ltd [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest held by the Company		100.00%
Profit (loss) from the acquisition date to year end		¥ 1
Consolidated profit decrease if acquisition had occurred at beginning of year		4
Consolidated revenue increase if acquisition had occurred at beginning of year		21
Revenue from the acquisition date to year end		¥ 39
Guangdong Southern Airline Pearl Aviation Services Company Limited [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest held by the Company		100.00%
Consolidated profit decrease if acquisition had occurred at beginning of year		¥ 17
Consolidated revenue increase if acquisition had occurred at beginning of year		¥ 499

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).